CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,384,983	$ 5,898,378	$ 5,323,482
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	641,647	796,566	883,755
(Increase) Decrease In:
Accounts receivable	(8,886,939)	(14,401,465)	5,949,508
Inventories	(3,698,453)	12,519,709	1,277,040
Advance to suppliers	1,294,247	(24,551,618)	9,000,804
Other current assets	10,894	(6,023)	745,284
Deferred tax assets	(9,625)	16,440	(27,562)
Notes receivable - bank acceptance notes	0	15,280,381	(7,270,152)
Increase (Decrease) In:
Accounts payable	(69,973)	(1,144,936)	(394,537)
Customer deposits	(32,524)	180,490	(173,243)
Income tax payable	1,097,171	(144,084)	180,545
Other payables and accrued expenses	(256,258)	2,496,349	70,804
Customer deposits - RPT	4,800,384	0	0
Due to related party	0	(3,912)	(61,883)
Due to shareholder	1,343,760	44,000	25,000
Net cash provided by/ (used in) operating activities	7,619,314	(3,019,725)	15,528,845
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(72,305)	(37,848)	(17,537)
Net cash used in investing activities	(72,305)	(37,848)	(17,537)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	17,900,302	13,497,882	20,422,885
Repayments of short-term bank loans	(17,543,051)	(17,380,550)	(20,068,975)
Proceeds from long-term bank loans	0	0	7,530,007
Proceeds from notes payable-bank acceptance notes	9,063,444	14,662,757	17,846,117
Repayment of notes payable-bank acceptance notes	(10,120,846)	(14,588,702)	(20,029,819)
Repurchase of common share	0	0	(36,810)
Repayments of bond payable	0	0	(15,273,177)
Net cash used in financing activities	(700,151)	(3,808,613)	(9,609,772)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	6,846,858	(6,866,186)	5,901,536
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(7,474,935)	8,088,466	(8,573,383)
Cash, cash equivalents and restricted cash at beginning of period	8,143,153	6,920,873	9,592,720
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	7,515,076	8,143,153	6,920,873
Cash paid during the periods:
Income taxes paid	1,019,270	840,670	740,873
Interest paid	1,388,283	1,397,635	2,311,039
Non-cash transactions:
Appropriation to statutory reserve	$ 1,092,559	$ 549,232	$ 491,649